Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2019	December 31, 2018
	€m	€m
Cash and cash equivalents	753.1	327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	753.2	327.6